Commitments and contingencies (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Capital Commitment	¥ 7,007	¥ 503,903
Purchase of automobiles [Member]
Capital Commitment	¥ 7,007	¥ 503,903